Consolidated Statements of Operations and Other Comprehensive Income (Loss) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenue	$ 8,577,721	$ 9,541,999	$ 45,498,526	$ 42,818,541
Cost of revenue	6,572,745	7,385,155	35,948,380	34,778,307
Gross profit	2,004,976	2,156,844	9,550,146	8,040,234
Operating expenses:
Selling, general and administrative	2,011,029	1,990,710	8,839,428	10,722,321
Depreciation and amortization	117,351	186,658	590,922	1,456,130
Impairment loss on intangible assets related to intellectual property licenses			0	688,138
Loss on Facility Sublease			233,015	0
(Gain) loss on sale of fixed assets	0	(6,879)	(476,904)	315
Total operating expenses	2,128,380	2,170,489	9,186,461	14,692,927
Income (loss) from operations	(123,404)	(13,645)	363,685	(6,652,693)
Other income (expenses):
Interest expense	(12,647)	(36,837)	(89,411)	(220,665)
Other income (expense)	786	(2,958)	(84,023)	18,963
Total Other Expense	(11,861)	(39,795)	(173,434)	(201,702)
Income (loss) before income tax benefit	(135,265)	(53,440)	190,251	(6,854,395)
Income tax benefit	(7,682)	(593)	1,671	322,106
Net income (loss)	(142,947)	(54,033)	191,922	(6,532,289)
Other comprehensive income:
Foreign currency translation	(36,974)	(27,647)	15,351	72,244
Comprehensive income (loss)	(179,921)	(81,680)	207,273	(6,460,045)
Net income (loss) per common share:
Basic and diluted (in dollars per share)	$ 0	$ 0
Basic	$ (0.01)	$ 0.00	$ 0.01	$ (0.38)
Diluted	$ (0.01)	$ 0.00	$ 0.01	$ (0.38)
Weighted average shares outstanding:
Basic and diluted (in shares)	16,970,465	17,083,596
Basic	16,970,465	17,083,596	17,123,460	17,045,824
Diluted	16,970,465	17,083,596	17,262,652	17,045,824
Taag [Member]
Operating expenses:
Impairment loss related to the acquisition			0	1,602,638
Pools Press [Member]
Operating expenses:
Impairment loss related to the acquisition			$ 0	$ 223,385